OCTOBER 17, 1995


SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549


RE:RULE 24f-2 NOTICE--
NUVEEN TAX-EXEMPT UNIT TRUST, Series  822
(NAT. INS 303, FL INS 216)
FILE NO. 33-62093

DEAR SIR OR MADAM:

IN ACCORDANCE WITH THE PROVISIONS OF RULE 24f-2, JOHN NUVEEN & CO. INCORPORATED, SPONSOR OF THE ABOVE REFERENCED SERIES OF THE NUVEEN TAX-EXEMPT UNIT TRUST, HEREBY FILES THE RULE 24f-2 NOTICE FOR SUCH SERIES FOR THE PERIOD ENDED SEPTEMBER 30, 1995.

SECURITIES OF SUCH SERIES HAVING THE AGGREGATE VALUE SHOWN BELOW WERE SOLD DURING THE FISCAL YEAR IN RELIANCE UPON THE REGISTRATION OF AN INDEFINITE AMOUNT OF SECURITIES UNDER RULE 24f-2. TRANSMITTED
WITH THE RULE 24f-2 NOTICE FILED WITH RESPECT TO NUVEEN TAX
EXEMPT UNIT TRUST, Series  748 (FILE NO. 33-54711), AND
INCORPORATED BY REFERENCE HEREIN, IS AN OPINION OF COUNSEL INDICATING THAT THE SECURITIES, THE REGISTRATION OF WHICH THIS NOTICE MAKES DEFINITE IN NUMBER, WERE LEGALLY ISSUED, FULLY PAID, AND NON-ASSESSABLE.

IN ACCORDANCE WITH SUBSECTION (C) OF RULE 24f-2, A CERTIFIED CHECK IS ENCLOSED, WHICH REPRESENTS THE REGISTRATION FEE FOR THE SECURITIES OF THE REFERENCED SERIES DERIVED IN ACCORDANCE WITH THE PROVISIONS OF THE RULE AS SET FORTH BELOW, TOGETHER WITH THE FEES FOR CERTAIN OTHER SERIES FOR WHICH RULE 24f-2 NOTICES ARE BEING SUBMITTED CONCURRENTLY HEREWITH.

THE REGISTRATION FEE FOR THIS SERIES WAS COMPUTED AS FOLLOWS:

1. DOLLAR AMOUNT RECEIVED FOR UNITS SOLD DURING THE
   FISCAL YEAR                                          $  13,630,072.31

2. LESS: AGGREGATE REPURCHASE PRICE OF UNITS REDEEMED
   DURING THE FISCAL YEAR                               $           0.00

3. DOLLAR AMOUNT OF UNITS UPON WHICH FEE IS PAYABLE     $  13,630,072.31

4. FEE (ONE TWENTY-NINTH OF 1.0% OF ITEM 3).            $       4,700.02

ANY QUESTIONS REGARDING THIS NOTICE SHOULD BE DIRECTED TO MY ATTENTION.

                                           VERY TRULY YOURS,

                                           JOHN NUVEEN & CO. INCORPORATED

                                           /S/JAMES J. WESOLOWSKI

                                           JAMES J. WESOLOWSKI

                                           VICE PRESIDENT